Organization (Tables)	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Major Subsidiaries, VIEs and VIEs' Subsidiaries

As of December 31, 2021, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	PRC	March 8, 2010	100%
iQIYI HK Limited (“iQIYI HK”, formerly known as Qiyi.com HK Limited)	Hong Kong	April 14, 2011	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI Interactive Technology Co., Ltd.	PRC	January 31, 2019	100%
iQIYI International Singapore Pte, Ltd.	Singapore	February 11, 2020	100%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”, formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	PRC	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	PRC	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	PRC	Acquired on May 11, 2013	Nil
Chengdu Skymoons Interactive Network Game Co., Ltd. (“Skymoons Interactive”)	PRC	Acquired on July 17, 2018	Nil
Hainan iQIYI Culture Media Co., Ltd.	PRC	February 17, 2017	Nil

Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	855,749	950,267	149,118
Short-term investments	825,352	595,754	93,487
Accounts receivable, net	2,928,385	2,613,546	410,122
Licensed copyrights, net	764,904	669,672	105,086
Prepayments and other assets	2,968,839	3,027,691	475,111
Total current assets	8,343,229	7,856,930	1,232,924
Non-current assets:
Fixed assets, net	726,986	726,115	113,943
Long-term investments	2,217,776	1,987,678	311,910
Licensed copyrights, net	992,549	2,288,848	359,170
Produced content, net	6,129,754	10,425,514	1,635,991
Operating lease assets	755,309	697,965	109,526
Goodwill	2,412,989	2,412,989	378,651
Others	1,078,362	919,713	144,323
Total non-current assets	14,313,725	19,458,822	3,053,514
Total assets	22,656,954	27,315,752	4,286,438
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts payable	3,718,306	5,068,907	795,422
Customer advances and deferred revenue	3,407,352	3,370,582	528,918
Short-term loans	1,129,442	2,292,899	359,806
Long-term loans, current portion (i)	909,034	—	—
Operating lease liabilities, current portion	101,866	108,059	16,957
Accrued expenses and other liabilities	2,861,963	3,101,273	486,657
Total current liabilities	12,127,963	13,941,720	2,187,760
Non-current liabilities:
Operating lease liabilities	637,381	579,844	90,990
Other non-current liabilities	511,314	339,238	53,234
Total non-current liabilities	1,148,695	919,082	144,224
Amounts due to the Company and its subsidiaries	16,558,843	20,835,196	3,269,497
Total liabilities	29,835,501	35,695,998	5,601,481

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Total revenues	26,887,129	27,412,800	28,947,480	4,542,491
Net loss	(3,341,662)	(1,360,562)	(1,688,711)	(264,996)
Net cash provided by operating activities	2,494,045	980,975	160,904	25,249
Net cash used for investing activities	(3,409,845)	(625,675)	(540,018)	(84,741)
Net cash provided by/(used for) financing activities	1,180,387	(380,298)	515,423	80,881

(i) In accordance with the arrangement as described in Note 13, the Group consolidates the securitization vehicles as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2020 and 2021, RMB527,000 and RMB708,195 (US$111,131) of the loan is repayable within one year and is included in “Long-term loans, current portion” and “Short-term loans”, respectively, in the carrying amounts of the liabilities of the VIEs and VIEs' subsidiaries.